PREPAID EXPENSES, NET, OTHER CURRENT ASSETS, NET AND OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses Net Other Current Assets Net And Other Assets Net
SCHEDULE OF PREPAID EXPENSES, OTHER CURRENT ASSETS AND OTHER ASSETS

Prepaid expenses, net, other current assets, net, and other assets, net consist of the following:

	December 31,	December 31,
	2024	2023
Prepaid expenses, net
Advances to construction and other vendors	283,266	271,572
Down payment made for real estate properties and solar power plants purchase	106,924	69,811
Others	132,997	74,944
Subtotal	523,187	416,327
Less: allowance	(82,526)	(59,223)
Prepaid expenses, net	440,661	357,104

Other current assets, net
Loan receivables	1,677	1,677
Consumption tax refund	8,453	93,481
Income tax receivable	3,523	103,798
Others	53,540	106,676
Subtotal	67,193	305,632
Less: allowance	(2,802)	(1,361)
Other current assets, net	64,391	304,271

Other assets, net
Leasehold and other deposits	151,826	138,504
Deferred consumption tax	159,533	174,967
Deferred income tax assets, net	470,507	669,854
Life insurance policies	52,424	132,466
Long-term loan receivables	6,360	13,783
Down payment made for an asset acquisition	-	89,886
Asset retirement costs	35,110	19,702
Others	47,719	87,095
Subtotal	923,479	1,326,257
Less: allowance	-	(2,230)
Other assets, net	923,479	1,324,027